Lease - Additional Information (Details) ¥ in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2023 item	Dec. 31, 2022 item	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease
Number of operated leased hotels | item	33	33
Lease concessions from landlords			¥ 5,940	¥ 2,480	¥ 27,122	¥ 646	¥ 12,668
Total lease cost			¥ 83,668	¥ 88,583	¥ 332,986	¥ 366,763	¥ 358,853
Minimum
Lease
Initial terms	5 years	5 years	5 years		5 years
Maximum
Lease
Initial terms	15 years	15 years	15 years		15 years